Financial assets and liabilities - Summary of Marketable Securities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 2,992,593	R$ 3,386,301
Current		2,588,411	3,272,941
Non-current		404,182	113,360
Financial investment in listed entities [Member]
Disclosure of Marketable Securities [line items]
Marketable securities		307,177
Equity Financial Assets [Member]
Disclosure of Marketable Securities [line items]
Marketable securities	[1]	2,580,460	3,114,578
Certificate of bank deposits - CDB [member]
Disclosure of Marketable Securities [line items]
Marketable securities		7,951	158,363
ESG funds
Disclosure of Marketable Securities [line items]
Marketable securities		R$ 97,005	R$ 113,360

[1]	The sovereign debt securities accrue interest linked to the Special Settlement and Custody System (Sistema Especial de Liquidação e Custódia, or "SELIC"), yielding approximately 100% of the CDI rate.